Expense Example - AB Emerging Markets Multi-Asset Portfolio	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,264
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303	[1]
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	1,253
Expense Example, with Redemption, 10 Years	2,533
Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,645
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	$ 1,738

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.